Selling and Administrative Expenses - Summary of Selling Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Line Items]
Freight and custody	₩ 2,594,589	₩ 2,297,544	₩ 3,077,044
Sales commissions	102,114	68,138	75,012
Total Selling expenses	234,888	233,579	294,482
Selling expenses [member]
Statement of comprehensive income [Line Items]
Freight and custody	34,554	55,531	77,427
Operating expenses for distribution center	1,995	4,534	2,507
Sales commissions	102,114	68,138	75,012
Sales advertising	4,304	4,083	5,782
Sales promotion	9,887	9,503	19,388
Sample	2,436	2,234	2,052
Sales insurance premium	32,139	31,622	39,018
Contract cost	35,124	46,140	57,661
Others	12,335	11,794	15,635
Total Selling expenses	₩ 234,888	₩ 233,579	₩ 294,482